GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Business and organization:

Top Image Systems Ltd. and its subsidiaries (collectively the "Company" or "TIS") are engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing.

The Company operates in one reportable segment and its revenues are mainly derived from two sources: (i) license revenue and (ii) services revenue which include Software as a Services ("SaaS"), professional services, maintenance and technical support.

The Company has one customer that accounts for more than 10% of revenues.

The Company's shares are traded on the NASDAQ Stock Market LLC in the United States.

b.
The Company's main marketing and sales activities are conducted through its wholly owned subsidiaries in the United States, the United Kingdom, Germany, Hong Kong, Japan and Singapore.  On June 30, 2014, the Company, established a new subsidiary in Australia, Top Image Systems Pty Ltd. (or "TIS Australia"), together with one of its partners.